OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Oct. 31, 2011 reporting_unit M	Oct. 31, 2011 segment Y	Oct. 31, 2010	Oct. 31, 2009	May 19, 2010	May 01, 2010
Accounting Policies [Abstract]
Varian business acquisition completion date			2010-05-14
Varian total purchase price			$ 1,507,000,000
Varian cash per share (in dollars per share)			$ 52
Percent of target for Varian's non-vested restricted stock awards, non-vested performance shares			100.00%
Sales price of Agilent micor GC business and the Varian laboratory GC business, the triple quadruple GC-MS business and ICP-MS (in dollars)					33,000,000
Sale price Network Solutions Division						160,000,000
Net gain on sale of Network Solutions Division		0	132,000,000	0
Disposal Group, Hycor Biomedical Inc., description and timing of disposal	Feb. 02, 2010	Feb. 02, 2010
Share-based compensation		73,000,000	66,000,000	71,000,000
Previous number of reporting units	3	3
Number of operating segments	4	4
Purchased intangible assets useful life range minimum (in months)	6	6
Purchased intangible assets useful life range maximum (in years)	15	15
Advertising costs expensed as incurred		55,000,000	45,000,000	36,000,000
Cash and cash equivalents held outside the U.S.	3,400,000,000	3,400,000,000
Restricted cash and cash equivalents	0	0	1,600,000,000
Fair value of our long-term and short-term debt exceeeds the carrying value		140,000,000
Maximum percentage of accounts receivable a single customer accounts for	less than 10 percent	less than 10 percent	less than 10 percent
Hedging contracts general maturity	12 months	12 months
Property, plant and equipment useful life range minimum (in years)	3	3
Property, plant and equipment useful life range maximum (in years)	10	10
Operating leases original term minimum	1 year	1 year
Operating leases original term maximum	20 years	20 years
Lease renewal options	6 years	6 years
Software depreciation range minimum	3 years	3 years
Software depreciation range maximum	5 years	5 years
Employee compensation and benefits accrued	144,000,000	144,000,000	142,000,000
Foreign currency translation net gain (Ioss)		$ (1,000,000)	$ (1,000,000)	$ (1,000,000)